Income Taxes Components of Net Deferred Tax Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Unearned premiums reserve	$ 361.0	$ 344.3
Investment basis differences	94.8	208.3
Non-deductible accruals	200.7	191.6
Loss and loss adjustment expense reserves	92.0	107.3
Other	14.7	3.9
Deferred tax liabilities:
Net unrealized gains on securities	(509.9)	(464.5)
Hedges on forecasted transactions	(2.2)	(3.3)
Deferred acquisition costs	(156.7)	(152.1)
Property and equipment	(99.6)	(103.6)
Prepaid expenses	(14.4)	(12.2)
Deferred gain on extinguishment of debt	(4.8)	(5.8)
Other	(4.0)	(4.5)
Net deferred tax liability	28.4	0
Net deferred tax asset	$ 0	$ 109.4